Note 14 - Selected Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Operating revenues	$ 1,228	$ 586	$ 816	$ 1,622	$ 1,123	$ 531	$ 606	$ 1,320	$ 771		$ 295		$ 375		$ 878		$ 4,252	$ 3,580	$ 2,319
Operating income	176	81	123	298	195	57	95	263	118		24		60		238		678	610	440
EBIT	174	88	130	303	201	62	104	267	121		25		62		239		695	634	447
Net income from continuing operations	85	27	51	163	99	9	37	140	37		(4)		19		134		326	285	186
Net income (loss) from discontinued operations, net of tax	4	1	(1)	1	4		(2)	(1)		[1]		[1]		[1]		[1]	5	1
Net income attributable to AGL Resources Inc.	$ 78	$ 27	$ 50	$ 153	$ 95	$ 9	$ 36	$ 131	$ 33		$ (3)		$ 18		$ 124		$ 313	$ 271	$ 172
Basic earnings per common share attributable to AGL Resources Inc. common shareholders (in Dollars per share)	$ 0.65	$ 0.23	$ 0.42	$ 1.31	$ 0.80	$ 0.08	$ 0.30	$ 1.12	$ 0.37		$ (0.04)		$ 0.23		$ 1.60		$ 2.65	$ 2.32	$ 2.14
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders (in Dollars per share)	$ 0.65	$ 0.23	$ 0.42	$ 1.30	$ 0.80	$ 0.08	$ 0.30	$ 1.12	$ 0.37		$ (0.04)		$ 0.23		$ 1.59		$ 2.64	$ 2.31	$ 2.12

[1]	The discontinued operations were acquired on December 9, 2011 as part of the Nicor merger.